CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 3,349	$ 3,685
Restricted cash	81	108
Trade receivables (net of allowance for doubtful accounts of $ 1,270 and $ 935 at December 31, 2013 and 2012, respectively)	19,793	16,215
Other accounts receivable and prepaid expenses (Note 3)	2,033	2,069
Inventories (Note 4)	6,038	3,982
Total current assets	31,294	26,059
LONG-TERM ASSETS:
Long-term accounts receivable	546	582
Severance pay fund (Note 2r)	9,349	8,125
Property and equipment, net (Note 5)	13,975	10,364
Investment and long term loans to affiliate (Note 6)		814
Other intangible assets, net (Note 7)	2,936	2,242
Goodwill (Note 8)	55,127	47,190
Total long-term assets	81,933	69,317
Total assets	113,227	95,376
CURRENT LIABILITIES:
Short-term bank credit and current maturities of long-term loans (Note 9)	10,643	11,129
Trade payables	14,793	11,248
Deferred revenues and customer advances	7,753	6,954
Other accounts payable and accrued expenses (Note 10)	10,768	7,251
Total current liabilities	43,957	36,582
LONG-TERM LIABILITIES:
Long-term loans from banks (Note 11)	9,301	9,339
Long-term loans from others (Note 12)	1,301	925
Deferred taxes and other long-term liabilities (Note 13)	5,712	3,765
Accrued severance pay (Note 2r)	10,317	9,419
Total long-term liabilities	26,631	23,448
COMMITMENTS AND CONTINGENT LIABILITIES (Note 14)
Pointer Telocation Ltd's shareholders' equity:
Share capital (Note 15) - Ordinary shares of NIS 3 par value - Authorized: 8,000,000 shares at December 31, 2013 and 2012; Issued and outstanding: 5,565,558 and 5,555,558 shares at December 31, 2013 and 2012, respectively	3,878	3,871
Additional paid-in capital	120,996	120,290
Accumulated other comprehensive income	1,456	1,127
Accumulated deficit	(89,220)	(95,540)
Total Pointer Telocation Ltd's shareholders' equity	37,110	29,748
Non-controlling interest	5,529	5,598
Total equity	42,629	35,346
Total liabilities and equity	$ 113,227	$ 95,376